Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hotchkis & Wiley Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class R Shares” beginning on page 35 of this Prospectus and “Purchase of Shares” beginning on page 39 in the Funds’ Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal period from December 31, 2012 (commencement of operations) to June 30, 2013, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging markets.  Under normal circumstances, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies located outside of the U.S.  The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to:  its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.  The Fund will allocate its assets among various regions and countries (but in no less than three different countries).  From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.  The Fund invests in companies of any size market capitalization.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”).  Investments in ETFs based on foreign market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.

The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.  The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid cap companies. Investments in small and mid cap companies may involve more risk than investing in larger more established companies.  Small and mid cap companies may have limited product lines or markets.  They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid cap company may lose substantial value.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ADR and GDR Risk.  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature (click on “Latest Performance”) or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hwcm.com/literature
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,392
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,374
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,271
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	10.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,850
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,447
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,850
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,749
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,447
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	10.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,638
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,542
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,638
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,701
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,542

[1]	Hotchkis & Wiley Capital Management, LLC (the "Advisor") has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I - 1.10%, Class A - 1.35%, and Class C - 2.10%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days' prior notice to the Fund's shareholders.
[2]	You may be charged a deferred sales charge of up to 0.75% if you invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.